Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per share, Basic EPS [Abstract]:
Net income	$ 81,702	$ 143,764	$ 115,087
Less paid and accrued earnings allocated to Preferred Stock	(21,063)	(17,903)	(11,909)
Net income available to common stockholders	$ 60,639	$ 125,861	$ 103,178
Weighted average number of common shares, basic and diluted	77,243,252	75,027,474	74,800,000
Earnings per common share, basic and diluted	$ 0.79	$ 1.68	$ 1.38